SUPPLEMENT DATED MAY 2, 2016
TO

PROSPECTUS DATED MAY 1, 2014
 FOR PRIME VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED APRIL 29, 2011
FOR PRIME SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT D

Pursuant to shareholder approval, Columbia Variable Portfolio – Large Cap Growth Fund II was merged with and into Columbia Variable Portfolio – Large Cap Growth Fund after the close of business on April 29, 2016.

Columbia Variable Portfolio – Large Cap Growth Fund II is no longer available for investment and all references to that fund are hereby deleted from the prospectus.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.